Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Information Unaudited [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table presents selected quarterly financial information for the years ended December 31, 2010 and 2009.

	Year Ended December 31, 2010
	First	Second	Third	Fourth	Year
	(In thousands, except per share data)
Summary Operating Results:
Net revenues	$415,135	$578,446	$595,378	$551,940	$2,140,899
Operating income	44,030	49,676	54,483	35,749	183,938
Net income (loss) attributable to Boyd Gaming Corporation	8,435	3,382	5,591	(7,098)	10,310
Basic and diluted net income (loss) per common share:
Basic net income (loss) per common share	$0.10	$0.04	$0.06	$(0.08)	$0.12
Diluted net income (loss) per common share	$0.10	$0.04	$0.06	$(0.08)	$0.12

	Year Ended December 31, 2009
	First	Second	Third	Fourth	Year
	(In thousands, except per share data)
Summary Operating Results:
Net revenues	$434,845	$422,950	$398,243	$384,948	$1,640,986
Operating income	27,202	56,158	46,912	25,921	156,193
Net income (loss)	(13,828)	12,778	6,315	(1,024)	4,241
Basic and diluted net income (loss) per common share:
Basic net income (loss) per common share	$(0.16)	$0.15	$0.07	$(0.01)	$0.05
Diluted net income (loss) per common share	$(0.16)	$0.15	$0.07	$(0.01)	$0.05